CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY - EUR (€)	Common stock	Additional paid-in capital.	Retained Earnings / (Loss)	Other comprehensive income (loss)	Treasury stock	Total
Balance at Dec. 31, 2020	€ 3,830,000	€ 66,548,000	€ (40,139,000)	€ (3,064,000)	€ (928,000)	€ 26,248,000
Balance (in shares) at Dec. 31, 2020	29,165,316
Net (loss) / income			700,000			699,890
Translation adjustment				(554,000)		(554,000)
Stock-based compensation		1,900,000				1,900,000
Capital increase	€ 559,000	21,173,000				21,732,000
Capital increase (in shares)	4,300,820
Provision for retirement indemnities				77,000		77,000
Deferred tax for retirement indemnities				(48,000)		(48,000)
Balance (in shares) at Dec. 31, 2021	33,466,136
Balance at Dec. 31, 2021	€ 4,389,000	89,621,000	(39,439,000)	(3,589,000)	(928,000)	50,054,000
Net (loss) / income			(2,933,000)			(2,933,058)
Translation adjustment				(596,000)		(596,000)
Stock-based compensation		2,103,000				2,103,000
Capital increase	€ 388,000	22,228,000				22,616,000
Capital increase (in shares)	3,444,789
Treasury stock disposition					31,000	31,000
Provision for retirement indemnities				282,000		282,000
Deferred tax for retirement indemnities				73,000		73,000
Balance (in shares) at Dec. 31, 2022	36,910,925
Balance at Dec. 31, 2022	€ 4,776,000	113,952,000	(42,372,000)	(3,829,000)	(897,000)	71,632,000
Net (loss) / income			(21,178,000)			(21,177,772)
Translation adjustment				(478,000)		(478,000)
Stock-based compensation		6,865,000				6,865,000
Capital increase	€ 74,000	90,000				164,000
Capital increase (in shares)	192,854
Treasury stock disposition					97,000	97,000
Provision for retirement indemnities				(141,000)		(141,000)
Deferred tax for retirement indemnities				(39,000)		(39,000)
Balance (in shares) at Dec. 31, 2023	37,103,779
Balance at Dec. 31, 2023	€ 4,851,000	€ 120,908,000	€ (63,549,000)	€ (4,487,000)	€ (800,000)	€ 56,922,000